Offerings - Offering: 1	Apr. 21, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 120,062,638.17
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,580.65
Offering Note	There are being registered under the Registration Statement to which this exhibit pertains (this "Registration Statement") such indeterminate number of common shares, debt securities, subscription receipts, warrants and units of ATS Corporation (the "Registrant") as shall have an aggregate initial offering price not to exceed US$1,000,000,000 (or its equivalent in any other currency used to denominate the securities). See Table 3.